Non-financial assets and liabilities - Additional Information (Details)			1 Months Ended	6 Months Ended
	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Cash payment			$ 6,700,000	$ 6,700,000
Number of operating segment | segment				1
Pre-launch inventory recognized	$ 24,700,000			$ 24,700,000	$ 19,200,000
Inventory write-down				500,000
Employee benefits
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Current provisions for accrued annual leave	1,100,000			1,100,000	1,200,000
Current provisions for short term incentives	1,400,000			$ 1,400,000	5,400,000
Current provisions for entitlements incentives					$ 2,400,000	$ 3,000,000
Bottom of Range | Discounted cash flow
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Post tax discount rates				13.80%
Expected patent expiry				8 years
Top of Range | Discounted cash flow
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Post tax discount rates				15.50%
Expected patent expiry				24 years
In-process research and development acquired
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	0	$ 0
Goodwill
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	$ 0	$ 0